Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 4,047	$ 3,158
Short term deposits	12,280	12,506
Marketable equity securities	31	23
Other investments		345
Other receivables	509	471
Total current assets	16,867	16,503
Non-current Assets:
Operating lease right of use asset	1,417
Investment in affiliate company	7,584	7,568
Fixed assets, net	699	787
Total Non-current assets	9,700	8,355
Total assets	26,567	24,858
Current Liabilities:
Trade payables	308	344
Operating lease liability	408
Other accounts payable	897	947
Derivative warrant liability	42
Total current liabilities	1,655	1,291
Operating Lease Liability	1,125
Total liabilities	2,780	1,291
Shareholders' Equity:
Ordinary shares, NIS 0 par value; Authorized 1,000,000,000 shares; Issued and outstanding: 153,988,282 and 131,935,404 shares as of June 30, 2019, December 31, 2018 respectively
Additional paid-in-capital	64,879	57,521
Accumulated deficit	(41,092)	(33,954)
Total stockholders' equity	23,787	23,567
Total liabilities and stockholders' equity	$ 26,567	$ 24,858